Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of June 30,
	2024	2023
	USD	USD
Office equipment and computers	1,105,814	1,041,840
Transportation equipment	302,809	340,160
Building	2,670,908	2,676,764
Leasehold improvements	963,936	711,614
Total	5,043,467	4,770,378
Less: accumulated depreciation	(1,443,921)	(787,968)
Property and equipment, net	3,599,546	3,982,410

Depreciation expenses were $698,731, accumulated depreciation transferred out from plant and equipment written off was $37,195, and currency translation difference were $79,973 for the year ended June 30, 2024. Gain from plant and equipment written off was $10,065 for the year ended June 30, 2024.

Depreciation expenses were $705,692, accumulated depreciation transferred out from plant and equipment written off was $1,537, and currency translation difference were $11,640 for the year ended June 30, 2023. Loss from plant and equipment written off was $84,372 for the year ended June 30, 2023.

Depreciation expenses were $56,807, accumulated depreciation transferred out from plant and equipment written off was $710, and currency translation difference were $1,665 for the year ended June 30, 2022. Loss from plant and equipment written off was $11,267 for the year ended June 30, 2022.

As of June 30, 2024, the building, owned by the Group, for which the carrying value was $2,488,971, was pledged as collateral to secure long-term bank loans dated November 24, 2023 and November 27, 2023, from Industrial and Commercial Bank of China (Note 10).